                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07245

Morgan Stanley Balanced Growth Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2004

Date of reporting period: January 31, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Balanced Growth Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the year ended January 31, 2004

Total Return for the 12-Month Period Ended January 31, 2004

Class A	Class B	Class C	Class D	Russell 1000 Value Index[1]	Lehman Brothers U.S. Government/ Credit Index[2]	Lipper Balanced Funds Index[3]
23.37%	22.37%	22.43%	23.56%	35.60%	5.62%	23.58%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See the Performance Summary for standardized performance information.

Market Conditions

The U.S. economy continued its recovery from the early part of 2003 through the 12-month period ended January 31, 2004. The U.S. equities market gained in every month except September as key economic indicators appeared to boost investor confidence. Strong gross domestic product growth data for the U.S. economy in both the third and fourth quarters of 2003, plus a rebound in corporate earnings and an inflow of assets from pension and other institutional investors combined to drive equities higher.

From a capitalization perspective, many small-cap, mid-cap and large-cap companies posted gains in this reporting period. Many smaller-cap companies outperformed their larger counterparts as investors sought cheap companies that had been beaten down during 2001 and 2002. This preference was also reflected in the rally by the leadership of higher-beta, lower-quality stocks. Highly cyclical information technology stocks were buoyed by investor anticipation of increased capital spending, while industrials and basic materials benefited from accelerated manufacturing activity. Financial services stocks also performed well, boosted by low interest rates and high profile merger and acquisition activity. Some of the more conservative sectors, such as consumer staples and utilities stocks, lagged their peers, though all sectors returned positive gains. Across performance styles, growth outperformed value in the first half of the year, while value came back and outperformed growth in the second half.

Performance Analysis

Morgan Stanley Balanced Growth Fund slightly underperformed its peer group, as defined by the Lipper Balanced Funds Index, for the 12 months ended January 31, 2004. Given its portfolio mix of equities and bonds, it underperformed the Russell 1000 Value Index and outperformed the Lehman Brothers U.S. Government/Credit Index.

The Fund's biggest detractor was its reduced exposure to information technology stocks. We maintained a cautious view toward technology stocks during the period as a result of their high valuations and what we felt to be unrealistic investor expectations of increased capital spending. Our underweighted stance relative to the Russell 1000 Value Index in financials also hurt the Fund. Though the Fund's holdings performed well, our defensive posture toward regional banks and thrifts hurt, as low interest rates and refinancing activity buoyed those companies.

The Fund benefited most from our stock selection in the basic materials sector. During the 12-month period, basic materials companies experienced higher demand as manufacturing activity increased. Two metals mining companies, Phelps-Dodge and Newmont, contributed most to Fund performance. Additionally, the Fund's overweighted stance relative to the Russell 1000 Value Index in consumer discretionary stocks helped relative performance. This traditionally market-sensitive sector rebounded as the economic outlook for the U.S. economy improved. Time-Warner emerged as one of our strongest performers as it shed its America Online management team, reduced debt and streamlined operations. Holdings of the McDonald's restaurant franchise and Starwood Hotels also aided relative performance in the consumer discretionary sector.

Investment Strategy

1.	The Fund's investment objective is to seek to provide capital growth with reasonable current income.

2.	The Fund will normally invest at least 60% of its assets in dividend paying common stocks and securities convertible into common stocks and at least 25% of its assets in fixed-income securities. Within these limitations, the Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., may purchase or sell securities in any proportion it believes desirable based on its assessment of business, economic and investment conditions.

TOP 10 HOLDINGS
U.S. Treasury Securities	11.8%
Fed. Natl. Mtge. Assoc.	6.4
Bristol Myers Squibb	3.2
Time Warner Inc	2.0
Chubb Corp.	1.9
Schlumberger LTD	1.9
BP PLC – ADR	1.8
Citigroup Inc	1.5
Hartford Finl Svcs Grp In	1.4
Bayer AG – ADR	1.4

PORTFOLIO COMPOSITION
Common Stocks	66.4%
U.S. Government Agencies & Obligations	12.3
Corporate Bonds	9.1
Pass-Through Securities	7.6
Short-Term	4.6

Data as of January 31, 2004. Subject to change daily. All percentages for top 10 holdings are as a percentage of net assets. All percentages for portfolio composition are as a percentage of total investments. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m. ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policies and Procedures

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS (6397). This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

(This page has been left blank intentionally.)

Performance Summary

Performance of a $10,000 Investment — Class C

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Average Annual Total Returns — Period Ended January 31, 2004

	Class A Shares* (since 07/28/97)		Class B Shares** (since 07/28/97)		Class C Shares† (since 03/28/95)		Class D Shares†† (since 07/28/97)
Symbol	BGRAX		BGRBX		BGRCX		BGRDX
1 Year	23.37%	[4]	22.37%	[4]	22.43%	[4]	23.56%	[4]
	16.90	[5]	17.37	[5]	21.43	[5]
5 Years	2.81	[4]	2.02	[4]	2.02	[4]	3.03	[4]
	1.70	[5]	1.69	[5]	2.02	[5]
Since Inception	5.40	[4]	4.58	[4]	8.94	[4]	5.63	[4]
	4.53	[5]	4.58	[5]	8.94	[5]

Notes on Performance

(1)	The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(2)	The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(3)	The Lipper Balanced Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Balanced Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. (Chart represents period 3/31/95 - 1/31/04).
(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
‡	Closing value assuming a complete redemption on January 31, 2004.

Morgan Stanley Balanced Growth Fund

Portfolio of Investments January 31, 2004

NUMBER OF SHARES		VALUE
	Common Stocks (65.9%)
	Advertising/Marketing Services (0.5%)
65,450	Interpublic Group of Companies, Inc. (The)*	$1,082,543

	Aerospace & Defense (0.5%)
7,500	Northrop Grumman Corp.	725,325
7,890	Raytheon Co.	240,724
		966,049
	Auto Parts: O.E.M. (0.8%)
20,650	Magna International Inc. (Class A) (Canada)	1,676,367

	Broadcasting (0.7%)
33,900	Clear Channel Communications, Inc.	1,525,161

	Chemicals: Major Diversified (2.5%)
98,100	Bayer AG (ADR) (Germany)	2,991,069
36,530	Dow Chemical Co. (The)	1,532,433
13,400	Du Pont (E.I.) de Nemours & Co.	588,260
		5,111,762
	Computer Processing Hardware (0.8%)
70,050	Hewlett-Packard Co.	1,666,489

	Containers/Packaging (0.7%)
24,940	Temple-Inland, Inc.	1,472,707

	Data Processing Services (0.7%)
33,150	Automatic Data Processing, Inc.	1,417,162

	Department Stores (0.8%)
33,800	Kohl's Corp.*	1,497,340

	Discount Stores (0.8%)
32,430	Wal-Mart Stores, Inc.	1,746,355

	Electric Utilities (2.4%)
1,400	Consolidated Edison, Inc.	61,362
51,100	Edison International	1,124,200
20,770	Entergy Corp.	1,214,630
20,840	Exelon Corp.	1,395,863
30,200	FirstEnergy Corp.	1,133,104
		4,929,159

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Portfolio of Investments January 31, 2004 continued

NUMBER OF SHARES		VALUE
	Finance/Rental/Leasing (2.2%)
33,100	Fannie Mae	$2,552,010
32,900	Freddie Mac	2,053,618
		4,605,628
	Financial Conglomerates (3.7%)
63,500	Citigroup Inc.	3,141,980
65,670	J.P. Morgan Chase & Co.	2,553,906
46,130	Prudential Financial, Inc.	2,006,655
		7,702,541
	Financial Publishing/Services (1.1%)
88,830	Equifax, Inc.	2,310,468

	Food: Major Diversified (1.6%)
33,800	Kraft Foods Inc. (Class A)	1,088,698
16,750	Nestle SA (ADR) (Registered Shares) (Switzerland)	1,095,450
23,740	PepsiCo, Inc.	1,121,952
		3,306,100
	Food: Specialty/Candy (0.6%)
42,750	Cadbury Schweppes PLC (ADR) (United Kingdom)	1,280,362

	Hospital/Nursing Management (0.7%)
113,490	Tenet Healthcare Corp.*	1,407,276

	Hotels/Resorts/Cruiselines (2.0%)
128,940	Hilton Hotels Corp.	2,063,040
52,900	Starwood Hotels & Resorts Worldwide, Inc.	1,869,486
		3,932,526
	Household/Personal Care (1.2%)
41,740	Kimberly-Clark Corp.	2,465,164

	Industrial Conglomerates (1.2%)
21,840	Ingersoll-Rand Co., Ltd. (Class A) (Bermuda)	1,453,015
18,230	Textron, Inc.	971,294
		2,424,309
	Industrial Machinery (0.7%)
26,600	Parker-Hannifin Corp.	1,462,734

	Information Technology Services (1.4%)
30,750	Accenture Ltd. (Class A) (Bermuda)*	727,853
22,400	International Business Machines Corp.	2,222,752
		2,950,605

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Portfolio of Investments January 31, 2004 continued

NUMBER OF SHARES		VALUE
	Integrated Oil (4.1%)
77,760	BP PLC (ADR) (United Kingdom)	$3,701,376
29,910	ConocoPhillips	1,970,471
71,040	Exxon Mobil Corp.	2,897,722
		8,569,569
	Investment Banks/Brokers (2.6%)
23,100	Edwards (A.G.), Inc.	878,955
25,400	Lehman Brothers Holdings Inc.	2,085,340
42,600	Merrill Lynch & Co., Inc.	2,504,454
		5,468,749
	Life/Health Insurance (0.6%)
38,000	MetLife, Inc.	1,274,900

	Major Banks (3.1%)
18,350	Bank of America Corp.	1,494,791
40,700	Bank One Corp.	2,059,827
32,460	PNC Financial Services Group	1,834,315
22,120	Wachovia Corp.	1,022,829
		6,411,762
	Major Telecommunications (1.7%)
73,060	Sprint Corp. (FON Group)	1,271,975
64,010	Verizon Communications Inc.	2,359,409
		3,631,384
	Managed Health Care (0.8%)
25,300	CIGNA Corp.	1,569,106

	Media Conglomerates (3.2%)
114,160	Disney (Walt) Co. (The)	2,739,840
227,480	Time Warner Inc.*	3,996,824
		6,736,664
	Medical Specialties (1.0%)
39,150	Bausch & Lomb, Inc.	2,104,313

	Motor Vehicles (1.0%)
92,700	Honda Motor Co., Ltd. (ADR) (Japan)	1,978,218

	Multi-Line Insurance (1.4%)
46,690	Hartford Financial Services Group, Inc. (The)	3,004,035

	Oil & Gas Production (0.6%)
29,250	EOG Resources, Inc.	1,325,025

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Portfolio of Investments January 31, 2004 continued

NUMBER OF SHARES		VALUE
	Oil Refining/Marketing (0.8%)
29,570	Valero Energy Corp.	$1,564,844

	Oilfield Services/Equipment (1.9%)
62,800	Schlumberger Ltd.	3,842,104

	Other Metals/Minerals (1.0%)
26,570	Phelps Dodge Corp.*	2,010,552
	Packaged Software (1.1%)
86,190	Microsoft Corp.	2,383,154

	Pharmaceuticals: Major (6.0%)
27,700	AstraZeneca PLC (ADR) (United Kingdom)	1,337,079
237,560	Bristol-Myers Squibb Co.	6,663,558
23,580	Roche Holdings (A.G.) (ADR) (Switzerland)	2,433,456
114,840	Schering-Plough Corp.	2,014,294
		12,448,387
	Precious Metals (0.6%)
29,790	Newmont Mining Corp.	1,241,051

	Property – Casualty Insurers (3.1%)
53,750	Chubb Corp. (The)	3,842,588
137,006	Travelers Property Casualty Corp. (Class A)	2,488,029
		6,330,617
	Railroads (1.8%)
106,470	Norfolk Southern Corp.	2,374,281
22,460	Union Pacific Corp.	1,446,424
		3,820,705
	Restaurants (0.5%)
40,660	McDonald's Corp.	1,046,588

	Telecommunication Equipment (0.9%)
94,650	Nokia Oyj (ADR) (Finland)	1,955,469

	Tobacco (0.5%)
20,440	Altria Group, Inc.	1,136,260

	Total Common Stocks (Cost $107,981,620)	136,792,263

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Portfolio of Investments January 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (9.0%)
	Aerospace & Defense (0.3%)
$55	Boeing Co.	6.625%	02/15/38	$59,328
45	Goodrich Corp.	7.625	12/15/12	53,141
40	Lockheed Martin Corp.	7.75	05/01/26	49,138
30	Lockheed Martin Corp.	8.50	12/01/29	39,951
90	Raytheon Co.	4.85	01/15/11	91,107
247	Systems 2001 Asset Trust – 144A**	6.664	09/15/13	273,948
				566,613
	Airlines (0.2%)
126	American West Airlines	7.10	04/02/21	136,781
271	Continental Airlines, Inc.	6.90	01/02/18	274,270
75	Southwest Airlines Co.	5.496	11/01/06	80,532
				491,583
	Beverages: Alcoholic (0.0%)
95	Miller Brewing Co. – 144A**	4.25	08/15/08	97,260

	Broadcasting (0.1%)
95	Clear Channel Communications, Inc.	7.65	09/15/10	111,984

	Cable/Satellite TV (0.2%)
40	Comcast Cable Communications Inc.	6.75	01/30/11	44,872
20	Comcast Corp.	5.30	01/15/14	20,128
190	Comcast Corp.	6.50	01/15/15	208,482
20	Comcast Corp.	7.625	02/15/08	22,552
80	TCI Communications, Inc.	7.875	02/15/26	94,523
				390,557
	Chemicals: Major Diversified (0.0%)
70	ICI Wilmington Inc.	4.375	12/01/08	70,663

	Containers/Packaging (0.0%)
85	Sealed Air Corp – 144A**	5.625	07/15/13	88,149

	Department Stores (0.2%)
105	Federated Department Stores, Inc.	6.90	04/01/29	115,650
25	Federated Department Stores, Inc.	7.00	02/15/28	27,800
260	May Department Stores Co., Inc.	6.70	09/15/28	279,332
15	May Department Stores Co., Inc.	7.875	03/01/30	18,349
				441,131

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Portfolio of Investments January 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Drugstore Chains (0.2%)
$275	CVS Corp.	5.625%	03/15/06	$293,794
25	CVS Corp. – 144A**	6.204	10/10/25	26,596
				320,390
	Electric Utilities (0.6%)
55	Appalachian Power Co. (Series H)	5.95	05/15/33	54,371
130	Carolina Power & Light Co.	5.125	09/15/13	132,563
75	Cincinnati Gas & Electric Co.	5.70	09/15/12	79,889
40	Cincinnati Gas & Electric Co. (Series A)	5.40	06/15/33	37,228
40	Cincinnati Gas & Electric Co. (Series B)	5.375	06/15/33	37,090
55	Columbus Southern Power Co.	6.60	03/01/33	59,946
25	Consolidated Natural Gas Co. (Series A)	5.00	03/01/14	25,031
80	Constellation Energy Group, Inc.	7.60	04/01/32	94,999
70	Detroit Edison Co.	6.125	10/01/10	77,392
85	Duke Energy Corp.	4.50	04/01/10	86,612
55	Entergy Gulf States, Inc. – 144A**	3.60	06/01/08	53,255
90	Exelon Corp.	6.75	05/01/11	101,582
45	Ohio Power Co.	6.60	02/15/33	49,049
75	Public Service Electric & Gas Co.	5.00	01/01/13	76,367
35	South Carolina Electric & Gas Co.	5.30	05/15/33	33,088
20	Southern California Edison Co.	5.00	01/15/14	20,146
80	TXU Energy Co.	7.00	03/15/13	89,381
15	Wisconsin Electric Power Co.	5.625	05/15/33	14,853
30	Wisconsin Energy Corp.	6.20	04/01/33	30,465
				1,153,307
	Electrical Products (0.1%)
125	Cooper Industries Inc.	5.25	07/01/07	133,939

	Environmental Services (0.1%)
125	Waste Management, Inc.	6.875	05/15/09	140,877

	Finance/Rental/Leasing (1.0%)
170	American General Finance Corp.	4.625	09/01/10	173,550
500	Associates Corp. of North America	6.25	11/01/08	556,593
100	CIT Group Inc.	2.875	09/29/06	100,580
190	Countrywide Home Loans, Inc.	3.25	05/21/08	188,223
75	Ford Motor Credit Co.	7.25	10/25/11	81,606
70	Ford Motor Credit Co.	7.375	10/28/09	77,051
85	Household Finance Corp.	4.125	12/15/08	86,329
105	Household Finance Corp.	5.875	02/01/09	114,823
45	Household Finance Corp.	6.375	10/15/11	50,182
115	Household Finance Corp.	6.40	06/17/08	128,027
65	Household Finance Corp.	6.75	05/15/11	73,953

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Portfolio of Investments January 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$55	International Lease Finance Corp.	3.75%	08/01/07	$55,853
215	MBNA Corp.	6.125	03/01/13	233,893
205	Prime Property Funding II – 144A**	7.00	08/15/04	210,723
140	SLM Corp.	5.00	10/01/13	140,788
				2,272,174
	Financial Conglomerates (0.8%)
170	Chase Manhattan Corp.	6.00	02/15/09	187,313
10	Chase Manhattan Corp.	7.00	11/15/09	11,597
70	Citicorp.	6.75	08/15/05	75,366
50	General Electric Capital Corp.	4.25	12/01/10	50,225
255	General Electric Capital Corp.	6.75	03/15/32	288,568
55	General Motors Acceptance Corp.	4.50	07/15/06	56,613
140	General Motors Acceptance Corp.	6.875	09/15/11	150,953
185	General Motors Acceptance Corp.	8.00	11/01/31	203,469
255	Prudential Holdings, LLC (Series C) – 144A**	8.695	12/18/23	318,914
325	Prudential Holdings, LLC (Series B) (FSA) – 144A**	7.245	12/18/23	363,671
				1,706,689
	Food Retail (0.1%)
75	Albertson's, Inc.	7.50	02/15/11	86,476
180	Kroger Co.	6.80	04/01/11	202,731
				289,207
	Food: Major Diversified (0.1%)
25	Kraft Foods Inc.	5.625	11/01/11	26,660
85	Kraft Foods Inc.	6.25	06/01/12	93,768
				120,428
	Forest Products (0.2%)
45	Weyerhaeuser Co.	6.00	08/01/06	48,268
280	Weyerhaeuser Co.	6.75	03/15/12	311,028
				359,296
	Gas Distributors (0.1%)
110	Consolidated Natural Gas Co.	6.25	11/01/11	122,558
120	Ras Laffan Liquid Natural Gas Co. Ltd. – 144A** (Qatar)	8.294	03/15/14	139,800
				262,358
	Home Building (0.1%)
75	Centex Corp.	7.50	01/15/12	87,751
55	Pulte Homes, Inc.	6.375	05/15/33	54,204
				141,955
	Home Furnishings (0.0%)
75	Mohawk Industries Inc.	7.20	04/15/12	85,896

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Portfolio of Investments January 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Hotels/Resorts/Cruiselines (0.2%)
$120	Hyatt Equities LLC - 144A**	6.875%	06/15/07	$129,169
200	Marriott International, Inc. (Series E)	7.00	01/15/08	225,311
				354,480
	Industrial Conglomerates (0.1%)
145	Honeywell International, Inc.	6.125	11/01/11	161,002
85	Hutchison Whampoa International Ltd. – 144A** (Virgin Islands)	6.50	02/13/13	89,280
				250,282
	Information Technology Services (0.1%)
55	Electronic Data Systems Corp.	7.125	10/15/09	60,518
60	Electronic Data Systems Corp. (Series B)	6.00	08/01/13	60,405
				120,923
	Integrated Oil (0.2%)
105	Amerada Hess Corp.	7.875	10/01/29	117,699
200	Conoco Inc.	6.95	04/15/29	231,859
				349,558
	Investment Banks/Brokers (0.2%)
90	Goldman Sachs Group Inc.	5.25	10/15/13	91,518
115	Goldman Sachs Group Inc.	6.60	01/15/12	129,739
130	Goldman Sachs Group Inc.	6.875	01/15/11	148,641
				369,898
	Life/Health Insurance (0.2%)
140	American General Corp.	7.50	07/15/25	170,679
200	Mantis Reef Ltd. – 144A** (Australia)	4.692	11/14/08	201,853
				372,532
	Major Banks (0.2%)
50	Bank of New York (The)	5.20	07/01/07	53,708
180	Bank One Corp.	6.00	02/17/09	198,465
120	FleetBoston Financial Corp.	7.25	09/15/05	130,271
				382,444
	Major Telecommunications (0.4%)
100	AT&T Corp.	8.75	11/15/31	117,336
135	Deutsche Telekom International Finance Corp. (Netherlands)	8.75	06/15/30	171,729
40	Sprint Capital Co.	8.75	03/15/32	48,750
85	Telecom Italia Capital SpA- 144A** (Luxembourg)	4.00	11/15/08	84,875
85	Verizon Global Funding Corp.	7.75	12/01/30	100,163
260	Verizon New England Inc.	6.50	09/15/11	289,719
				812,572

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Portfolio of Investments January 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Managed Health Care (0.2%)
$245	Aetna, Inc.	7.875%	03/01/11	$292,098
40	Cigna Corp.	6.375	10/15/11	43,985
100	Wellpoint Health Network, Inc.	6.375	06/15/06	108,755
				444,838
	Media Conglomerates (0.3%)
60	AOL Time Warner Inc.	7.70	05/01/32	69,989
140	News America Holdings, Inc.	7.28	06/30/28	158,400
60	News America Holdings, Inc.	7.75	02/01/24	69,840
65	Time Warner, Inc.	6.625	05/15/29	67,102
				365,331
	Motor Vehicles (0.5%)
40	DaimlerChrysler North American Holdings Co.	7.20	09/01/09	45,117
190	DaimlerChrysler North American Holdings Co.	7.30	01/15/12	213,833
105	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	126,095
35	Ford Motor Co.	6.625	10/01/28	32,708
455	Ford Motor Co.	7.45	07/16/31	463,288
200	General Motors Corp.	8.10	06/15/24	213,637
				1,094,678
	Multi-Line Insurance (0.6%)
290	AIG SunAmerica Global Finance VI – 144A**	6.30	05/10/11	323,183
355	Farmers Exchange Capital – 144A**	7.05	07/15/28	345,099
50	Hartford Financial Services Group, Inc.	2.375	06/01/06	49,918
180	Hartford Financial Services Group, Inc.	7.90	06/15/10	215,222
250	Nationwide Mutual Insurance Co. – 144A**	7.50	02/15/24	258,177
100	Nationwide Mutual Insurance Co. – 144A**	8.25	12/01/31	122,142
				1,313,741
	Oil & Gas Pipelines (0.0%)
65	Texas Eastern Transmission, L.P.	7.00	07/15/32	72,235

	Oil & Gas Production (0.5%)
55	Kerr-McGee Corp.	6.875	09/15/11	61,640
110	Kerr-McGee Corp.	7.875	09/15/31	129,359
95	Nexen Inc. (Canada)	5.05	11/20/13	95,313
125	PEMEX Project Funding Master Trust	7.375	12/15/14	134,375
160	PEMEX Project Funding Master Trust	8.00	11/15/11	181,600
395	PEMEX Project Funding Master Trust	8.625	02/01/22	438,450
80	Petro-Canada (Canada)	5.35	07/15/33	73,417
				1,114,154

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Portfolio of Investments January 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Oil Refining/Marketing (0.0%)
$65	Marathon Oil Corp.	6.80%	03/15/32	$71,122
	Other Consumer Services (0.0%)
30	Cendant Corp.	7.125	03/15/15	34,264
55	Cendant Corp.	7.375	01/15/13	63,743
				98,007
	Other Metals/Minerals (0.2%)
75	BHP Billiton Ltd. (Australia)	4.80	04/15/13	76,223
175	Inco Ltd. (Canada)	7.20	09/15/32	201,017
35	Inco Ltd. (Canada)	7.75	05/15/12	41,943
				319,183
	Pharmaceuticals: Major (0.0%)
60	Schering-Plough Corp.	5.30	12/01/13	61,680

	Pulp & Paper (0.1%)
100	International Paper Co.	4.25	01/15/09	101,126
70	Sappi Papier Holding AG – 144A** (Austria)	6.75	06/15/12	77,648
				178,774
	Real Estate Development (0.2%)
387	World Financial Properties – 144A**	6.91	09/01/13	432,013

	Real Estate Investment Trusts (0.2%)
205	EOP Operating L.P.	7.25	06/15/28	227,560
25	Rouse Co. (The)	5.375	11/26/13	25,249
80	Simon Property Group L.P.	6.375	11/15/07	88,628
95	Vornado Realty Trust	5.625	06/15/07	101,921
				443,358
	Savings Banks (0.1%)
95	Washington Mutual Bank	5.50	01/15/13	99,121
40	Washington Mutual Inc.	8.25	04/01/10	48,344
				147,465
	Services to the Health Industry (0.0%)
55	Anthem Insurance Companies, Inc. – 144A**	9.125	04/01/10	69,642

	Tobacco (0.1%)
70	Altria Group, Inc.	7.00	11/04/13	76,301
90	Altria Group, Inc.	7.75	01/15/27	99,475
				175,776

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Portfolio of Investments January 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Wireless Telecommunications (0.0%)
$70	AT&T Wireless – Services Inc.	8.75%	03/01/31	$89,025

	Total Corporate Bonds (Cost $17,409,768)			18,748,167
	Foreign Government Obligation (0.1%)
145	United Mexican States Corp. (Mexico) (Cost $167,686)	8.30	08/15/31	164,068
	U.S. Government and Agency Obligations (12.1%)
540	Federal Home Loan Mortgage Corp.	5.125	11/07/13	542,622
	U.S. Treasury Bonds
2,850		5.50	08/15/28	3,018,885
400		6.125	08/15/29	460,797
5,100		7.625	02/15/25	6,834,602
4,100		8.125	08/15/19-08/15/21	5,650,532
	U.S. Treasury Notes
3,300		3.50	11/15/06	3,412,022
1,850		3.875	02/15/13	1,827,670
2,900		6.50	02/15/10	3,381,333
	Total U.S. Government and Agency Obligations (Cost $24,514,768)			25,128,463
	Mortgage Backed Securities (7.0%)
	Federal Home Loan Mortgage Corp.
446		6.50	08/01/33	469,003
232		7.50	06/01/11-01/01/30	248,789
	Federal National Mortgage Assoc.
6,901		6.50	09/01/31-05/01/33	7,243,674
1,126		7.00	03/01/12-06/01/32	1,197,436
1,350		7.00	†	1,432,264
2,242		7.50	08/01/25-07/01/32	2,398,515
790		8.00	05/01/24-02/01/32	853,391
43		9.50	12/01/20	48,095
	Government National Mortgage Assoc I.
244		7.50	01/15/26-06/15/27	262,255
283		8.00	04/15/26-08/15/26	307,798
	Total Mortgage Backed Securities (Cost $14,214,465)			14,461,220

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Portfolio of Investments January 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Asset-Backed Securities (0.6%)
	Finance/Rental/Leasing
$335	Chase Credit Card Master Trust	5.50%	11/17/08	$360,272
350	Citibank Credit Issuance Trust	6.90	10/15/07	378,870
117	Harley-Davidson Motorcycle Trust 2002-1	3.02	09/15/06	117,616
150	MBNA Master Credit Card Trust	5.90	08/15/11	166,154
200	Nissan Auto Receivables Owner Trust	4.80	02/15/07	204,128
	Total Asset-Backed Securities (Cost $1,165,423)			1,227,040
	Short-Term Investments (4.5%) U.S. Government Obligations (a) (0.1%)
	U.S Treasury Bills
25	***	0.95	07/15/04	24,892
250	***	1.00	03/25/04	249,625
	Total U.S. Government Obligations (Cost $274,516)			274,517
	Repurchase Agreement (4.4%)
9,123	Joint repurchase agreement account (dated 01/31/04; proceeds $9,123,775) (b) (Cost $9,123,000)	1.02	02/02/04	9,123,000
	Total Short-Term Investments (Cost $9,397,516)			9,397,517
	Total Investments (Cost $174,851,246)(c) (d)		99.2%	205,918,738
	Other Assets in Excess of Liabilities		0.8	1,695,255
	Net Assets		100.0%	$207,613,993

ADR	American Depository Receipt.
FSA	Financial Security Assurance.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
***	All of these securities have been segregated in connection with open futures contracts in the amount of $274,517.
†	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $13,777,431 in connection with securities purchased on a forward commitment basis and open futures contracts.
(d)	The aggregate cost for federal income tax purposes is $176,236,051. The aggregate gross unrealized appreciation is $31,382,093 and the aggregate gross unrealized depreciation is $1,699,406, resulting in net unrealized appreciation of $29,682,687.

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Portfolio of Investments January 31, 2004 continued

Futures Contracts Open at January 31, 2004:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION/ DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
96	Short	U.S. Treasury Notes 10 year, March 2004	$(10,689,000)	$(248,310)
17	Short	U.S. Treasury Bonds 20 year, March 2004	(1,928,438)	(24,383)
		Total unrealized depreciation		$(272,693)

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2004

Assets:
Investments in securities, at value (cost $174,851,246)	$205,918,738
Receivable for:
Investments sold	2,705,550
Interest	945,814
Shares of beneficial interest sold	564,992
Dividends	223,787
Prepaid expenses and other assets	56,285
Total Assets	210,415,166
Liabilities:
Payable for:
Investments purchased	2,134,411
Shares of beneficial interest redeemed	242,869
Distribution fee	171,187
Investment management fee	105,847
Variation margin	79,438
Accrued expenses and other payables	67,421
Total Liabilities	2,801,173
Net Assets	$207,613,993
Composition of Net Assets:
Paid-in-capital	$199,501,365
Net unrealized appreciation	30,794,799
Dividends in excess of net investment income	(20,913)
Accumulated net realized loss	(22,661,258)
Net Assets	$207,613,993
Class A Shares:
Net Assets	$6,662,804
Shares Outstanding (unlimited authorized, $.01 par value)	513,356
Net Asset Value Per Share	$12.98
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$13.70
Class B Shares:
Net Assets	$114,959,747
Shares Outstanding (unlimited authorized, $.01 par value)	8,863,696
Net Asset Value Per Share	$12.97
Class C Shares:
Net Assets	$84,840,228
Shares Outstanding (unlimited authorized, $.01 par value)	6,538,193
Net Asset Value Per Share	$12.98
Class D Shares:
Net Assets	$1,151,214
Shares Outstanding (unlimited authorized, $.01 par value)	88,753
Net Asset Value Per Share	$12.97

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Financial Statements continued

Statement of Operations

For the year ended January 31, 2004

Net Investment Income:
Income
Dividends (net of $15,623 foreign withholding tax)	$2,625,327
Interest	2,249,215
Total Income	4,874,542
Expenses
Investment management fee	1,084,242
Distribution fee (Class A shares)	14,754
Distribution fee (Class B shares)	951,734
Distribution fee (Class C shares)	784,420
Transfer agent fees and expenses	264,108
Shareholder reports and notices	72,635
Professional fees	54,991
Registration fees	50,322
Custodian fees	38,399
Trustees' fees and expenses	8,334
Other	19,449
Total Expenses	3,343,388
Net Investment Income	1,531,154
Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
Investments	10,611,327
Futures contracts	(136,561)
Net Realized Gain	10,474,766
Net Change in Unrealized Appreciation/Depreciation on:
Investments	24,917,991
Futures contracts	(232,327)
Net Appreciation	24,685,664
Net Gain	35,160,430
Net Increase	$36,691,584

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED JANUARY 31, 2004	FOR THE YEAR ENDED JANUARY 31, 2003
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,531,154	$2,629,456
Net realized gain (loss)	10,474,766	(15,837,149)
Net change in unrealized appreciation	24,685,664	(17,593,434)
Net Increase (Decrease)	36,691,584	(30,801,127)
Dividends to Shareholders from Net Investment Income:
Class A shares	(122,044)	(150,076)
Class B shares	(1,150,686)	(1,417,896)
Class C shares	(934,123)	(1,464,942)
Class D shares	(18,207)	(35,835)
Total Dividends	(2,225,060)	(3,068,749)
Net increase (decrease) from transactions in shares of beneficial interest	10,998,503	(9,494,759)
Net Increase (Decrease)	45,465,027	(43,364,635)
Net Assets:
Beginning of period	162,148,966	205,513,601
End of Period (Including dividends in excess of net investment income of $20,913 and accumulated undistributed net investment income of $160,219, respectively)	$207,613,993	$162,148,966

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Notes to Financial Statements January 31, 2004

1.   Organization and Accounting Policies

Morgan Stanley Balanced Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth with reasonable current income. The Fund seeks to achieve its objective by investing in common stock of companies which have a record of paying dividends and have the potential for increasing dividends, securities convertible into common stock and in investment grade fixed income securities. The Fund was organized as a Massachusetts business trust on November 23, 1994 and commenced operations on March 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair

Morgan Stanley Balanced Growth Fund

Notes to Financial Statements January 31, 2004 continued

value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Balanced Growth Fund

Notes to Financial Statements January 31, 2004 continued

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million and 0.575% to the portion of daily net assets in excess of $500 million.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $3,655,845 at January 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended January 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

Morgan Stanley Balanced Growth Fund

Notes to Financial Statements January 31, 2004 continued

The Distributor has informed the Fund that for the year ended January 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $115, $229,056 and $5,293, respectively and received $46,030 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended January 31, 2004 aggregated $205,400,931 and $201,691,334, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities in the amount of $31,072,910 and $15,111,372, respectively and purchases with other Morgan Stanley funds of $597,913.

For the year ended January 31, 2004, the Fund incurred brokerage commissions of $5,920 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $1,500.

5.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in futures with respect to financial instruments and interest rate indexes ("futures contracts").

These future contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise from the potential inablility of the counterparties to meet the terms of their contracts.

6.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for

Morgan Stanley Balanced Growth Fund

Notes to Financial Statements January 31, 2004 continued

their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

7.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED JANUARY 31, 2004		FOR THE YEAR ENDED JANUARY 31, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	165,027	$1,934,063	232,913	$2,811,714
Reinvestment of dividends	8,744	101,664	10,917	127,005
Redeemed	(205,351)	(2,406,092)	(187,248)	(2,160,038)
Net increase (decrease) – Class A	(31,580)	(370,365)	56,582	778,681
CLASS B SHARES
Sold	3,818,304	44,864,647	3,621,512	42,937,984
Reinvestment of dividends	80,401	938,630	98,082	1,143,993
Redeemed	(2,459,190)	(28,680,508)	(3,477,963)	(40,483,040)
Net increase – Class B	1,439,515	17,122,769	241,631	3,598,937
CLASS C SHARES
Sold	850,962	10,125,875	448,808	5,346,292
Reinvestment of dividends	71,167	827,488	111,038	1,296,529
Redeemed	(1,404,932)	(16,354,709)	(1,813,488)	(20,867,708)
Net decrease – Class C	(482,803)	(5,401,346)	(1,253,642)	(14,224,887)
CLASS D SHARES
Sold	108,057	1,280,476	65,956	779,348
Reinvestment of dividends	1,369	16,182	2,998	34,787
Redeemed	(146,308)	(1,649,213)	(40,381)	(461,625)
Net increase (decrease) – Class D	(36,882)	(352,555)	28,573	352,510
Net increase (decrease) in Fund	888,250	$10,998,503	(926,856)	$(9,494,759)

Morgan Stanley Balanced Growth Fund

Notes to Financial Statements January 31, 2004 continued

8.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determine in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED JANUARY 31, 2004	FOR THE YEAR ENDED JANUARY 31, 2003
Ordinary income	$2,225,060	$3,068,749
As of January 31, 2004, the tax-basis components of accumulated earnings were as follows:
Undistributed ordinary income	$131,256
Undistributed long-term gains	—
Net accumulated earnings	131,256
Capital loss carryforward*	(21,701,315)
Net unrealized appreciation	29,682,687
Total accumulated earnings	$8,112,628

*    During the year ended January 31, 2004 the Fund utilized $8,865,362 of its net capital loss carryforward. As of January 31, 2004, the Fund had a net capital loss carryforward of $21,701,315 which will expire on January 31, 2011 to offset future capital gains to the extent provided by regulations.

As of January 31, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and book amortization of premiums on debt securities and permanent book/tax differences attributable to losses on paydowns and tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged and dividends in excess of net investment income was credited $512,774.

Morgan Stanley Balanced Growth Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED JANUARY 31,
	2004	2003	2002	2001	2000
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.73	$12.82	$13.29	$13.11	$15.01
Income (loss) from investment operations:
Net investment income‡	0.18	0.25	0.33	0.37	0.41
Net realized and unrealized gain (loss)	2.30	(2.06)	(0.42)	0.87	(0.59)
Total income (loss) from investment operations	2.48	(1.81)	(0.09)	1.24	(0.18)
Less dividends and distributions from:
Net investment income	(0.23)	(0.28)	(0.38)	(0.38)	(0.40)
Net realized gain	—	—	—	(0.68)	(1.32)
Total dividends and distributions	(0.23)	(0.28)	(0.38)	(1.06)	(1.72)
Net asset value, end of period	$12.98	$10.73	$12.82	$13.29	$13.11
Total Return†	23.37%	(14.27)%	(0.53)%	10.65%	(1.35)%
Ratios to Average Net Assets(1):
Expenses	1.12%	1.10%	1.07%	1.03%	1.04%
Net investment income	1.58%	2.14%	2.56%	2.95%	2.81%
Supplemental Data:
Net assets, end of period, in thousands	$6,663	$5,848	$6,259	$7,440	$6,308
Portfolio turnover rate	117%	145%	67%	33%	48%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Financial Highlights continued

	FOR THE YEAR ENDED JANUARY 31,
	2004	2003	2002	2001	2000
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.73	$12.81	$13.28	$13.09	$14.99
Income (loss) from investment operations:
Net investment income‡	0.10	0.16	0.23	0.27	0.30
Net realized and unrealized gain (loss)	2.28	(2.05)	(0.42)	0.88	(0.60)
Total income (loss) from investment operations	2.38	(1.89)	(0.19)	1.15	(0.30)
Less dividends and distributions from:
Net investment income	(0.14)	(0.19)	(0.28)	(0.28)	(0.28)
Net realized gain	—	—	—	(0.68)	(1.32)
Total dividends and distributions	(0.14)	(0.19)	(0.28)	(0.96)	(1.60)
Net asset value, end of period	$12.97	$10.73	$12.81	$13.28	$13.09
Total Return†	22.37%	(14.86)%	(1.32)%	9.83%	(2.15)%
Ratios to Average Net Assets(1):
Expenses	1.88%	1.87%	1.83%	1.83%	1.80%
Net investment income	0.82%	1.37%	1.80%	2.15%	2.05%
Supplemental Data:
Net assets, end of period, in thousands	$114,960	$79,631	$92,009	$57,490	$87,554
Portfolio turnover rate	117%	145%	67%	33%	48%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Financial Highlights continued

	FOR THE YEAR ENDED JANUARY 31,
	2004	2003	2002	2001	2000
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.73	$12.81	$13.28	$13.09	$14.99
Income (loss) from investment operations:
Net investment income‡	0.10	0.16	0.23	0.27	0.30
Net realized and unrealized gain (loss)	2.29	(2.05)	(0.42)	0.88	(0.60)
Total income (loss) from investment operations	2.39	(1.89)	(0.19)	1.15	(0.30)
Less dividends and distributions from:
Net investment income	(0.14)	(0.19)	(0.28)	(0.28)	(0.28)
Net realized gain	—	—	—	(0.68)	(1.32)
Total dividends and distributions	(0.14)	(0.19)	(0.28)	(0.96)	(1.60)
Net asset value, end of period	$12.98	$10.73	$12.81	$13.28	$13.09
Total Return†	22.43%	(14.88)%	(1.34)%	9.86%	(2.14)%
Ratios to Average Net Assets(1):
Expenses	1.88%	1.87%	1.83%	1.80%	1.79%
Net investment income	0.82%	1.37%	1.80%	2.18%	2.06%
Supplemental Data:
Net assets, end of period, in thousands	$84,840	$75,323	$106,002	$117,927	$163,953
Portfolio turnover rate	117%	145%	67%	33%	48%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Financial Highlights continued

	FOR THE YEAR ENDED JANUARY 31,
	2004	2003	2002	2001	2000
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.73	$12.81	$13.28	$13.10	$15.01
Income (loss) from investment operations:
Net investment income‡	0.22	0.27	0.37	0.39	0.44
Net realized and unrealized gain (loss)	2.28	(2.04)	(0.43)	0.88	(0.60)
Total income (loss) from investment operations	2.50	(1.77)	(0.06)	1.27	(0.16)
Less dividends and distributions from:
Net investment income	(0.26)	(0.31)	(0.41)	(0.41)	(0.43)
Net realized gain	—	—	—	(0.68)	(1.32)
Total dividends and distributions	(0.26)	(0.31)	(0.41)	(1.09)	(1.75)
Net asset value, end of period	$12.97	$10.73	$12.81	$13.28	$13.10
Total Return†	23.56%	(13.99)%	(0.32)%	10.93%	(1.20)%
Ratios to Average Net Assets(1):
Expenses	0.88%	0.87%	0.83%	0.83%	0.80%
Net investment income	1.82%	2.37%	2.80%	3.15%	3.05%
Supplemental Data:
Net assets, end of period, in thousands	$1,151	$1,347	$1,244	$2,702	$3,188
Portfolio turnover rate	117%	145%	67%	33%	48%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund

Independent Auditors' Report

To the Shareholders and Board of Trustees of
Morgan Stanley Balanced Growth Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Balanced Growth Fund (the "Fund"), including the portfolio of investments, as of January 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Balanced Growth Fund as of January 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
March 17, 2004

2004 Federal Tax Notice (unaudited)

During the fiscal year ended January 31, 2004, 98.43% of the income dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 100% of the Fund's income dividends paid during the fiscal year ended January 31, 2004 qualified for the lower income tax rate available to individuals under the jobs and Growth Tax Relief Reconciliation Act of 2003.

Of the Fund's ordinary income dividends paid during the fiscal year, 15.61% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Morgan Stanley Balanced Growth Fund

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 919 Third Avenue New York, NY	Trustee	Since April 1994	Retired; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	208	Director of Weirton Steel Corporation.
Edwin J. Garn (71) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	208	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (69) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 919 Third Avenue New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	208	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Balanced Growth Fund

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (54) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Senior Partner, Johnson Smick International, Inc., a consulting firm; Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	208	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (61) PMB754 23852 Pacific Coast Highway Malibu, CA	Trustee	Since July 2003	Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); President, Kearns & Associates LLC (investment consulting); formerly CFO of the J. Paul Getty Trust.	209	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (67) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); General Partner of Triumph Capital, L.P., a private investment partnership; formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	208	Director of various business organizations.
Fergus Reid (71) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY	Trustee	Since July 2003	Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992); Chairman of Lumelite Plastics Corporation.	209	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Morgan Stanley Balanced Growth Fund

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (70) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	208	None
James F. Higgins (55) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	208	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).
Philip J. Purcell (60) 1585 Broadway New York, NY	Trustee	Since April 1994	Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); Chairman of the Board of Directors and Chief Executive Officer of Morgan Stanley and Morgan Stanley DW Inc.; Director of the Distributor; Chairman of the Board of Directors and Chief Executive Officer of Novus Credit Services Inc.; Director and/or officer of various Morgan Stanley subsidiaries.	208	Director of American Airlines, Inc. and its parent company, AMR Corporation.

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP).

Morgan Stanley Balanced Growth Fund

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (50) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Manager and Morgan Stanley Services; Chairman and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President of the Institutional Funds (since July 2003) and President of the Retail Funds (since May 1999); Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.
Ronald E. Robison (65) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Chief Global Operations Officer and Managing Director of Morgan Stanley Investment Management Inc.; Managing Director of Morgan Stanley & Co. Incorporated; Managing Director of Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services; Chief Executive Officer and Director of the Transfer Agent; Managing Director and Director of the Distributor; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003); previously President and Director of the Institutional Funds (March 2001-July 2003).
Barry Fink (49) 1221 Avenue of the Americas New York, NY	Vice President and General Counsel	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Assistant Secretary of Morgan Stanley DW; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of the Distributor; previously Secretary of the Retail Funds (February 1997-July 2003); previously Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997-December 2001).
Joseph J. McAlinden (61) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager and Morgan Stanley Investment Management Inc.; Director of the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Stefanie V. Chang (37) 1221 Avenue of the Americas New York, NY	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc. and Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance LLP).

Morgan Stanley Balanced Growth Fund

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Francis J. Smith (38) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously Vice President of the Retail Funds (September 2002-July 2003); previously Vice President of the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (57) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (36) 1221 Avenue of the Americas New York, NY	Secretary	Since July 2003	Vice President of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2004 Morgan Stanley

37896RPT-00-13929C04-AP-3/04	MORGAN STANLEY FUNDS
Morgan Stanley Balanced Growth Fund Annual Report January 31, 2004

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2004
                                                    REGISTRANT      COVERED ENTITIES(1)

              AUDIT FEES........................    $32,170         N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......    $   684(2)      $2,847,161(2)
                        TAX FEES................    $ 5,893(3)      $  736,810(4)
                        ALL OTHER FEES..........    $               $
              TOTAL NON-AUDIT FEES..............    $ 6,577         $3,583,971

              TOTAL.............................    $38,747         $3,583,971

           2003
                                                    REGISTRANT      COVERED ENTITIES(1)

              AUDIT FEES........................    $31,340         N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......    $   657(2)      $2,818,115(2)
                        TAX FEES................    $ 4,950(3)      $  365,427(4)
                        ALL OTHER FEES..........    $               $  501,166(5)
              TOTAL NON-AUDIT FEES..............    $ 5,607         $3,684,708

              TOTAL.............................    $36,947         $3,684,708

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common
                  control with the Adviser that provides ongoing services to the
                  Registrant.
              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
              (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and
                  review of the Registrant's tax returns.
              (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered
                  Entities' tax returns.
              (5)   All other fees represent project management for future
                    business applications and improving business and operational processes.

                                       2

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The
SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the
Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit
Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the
Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit
Committee.

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit
Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit
Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

-------------
1   This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
    Procedures (the "Policy"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

                                       3

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent
Auditors' independence.

2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.
The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the
Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit
Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the
Audit Committee, the Audit Committee may grant general pre-approval to other
Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3,
N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

                                       4

4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered
Entities or that are traditionally performed by the Independent Auditors.
Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in
Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the
Audit Committee to which pre-approval has been delegated).

5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide
Tax services to the Fund and, to the extent they are Covered Services, the
Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the
Independent Auditors may provide such services.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

                                       5

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit
Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.       PROCEDURES

         All requests or applications for services to be provided by the
Independent Auditors that do not require specific approval by the Audit
Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief
Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit
Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's
Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The
Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief
Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent
Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No.

                                       6

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the
Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered
Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management
         Morgan Stanley Investments LP
         Van Kampen Asset Management Inc.
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investments LP
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h)  The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and

                                       7

Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October
31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                       8

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Balanced Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 19, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2004

                                       9

                                                                   EXHIBIT 10 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
                              ADOPTED JULY 31, 2003

I.       This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively,
         "Funds" and each, a "Fund") applies to each Fund's Principal Executive
         Officer, President, Principal Financial Officer and Treasurer (or
         persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

         o    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

         o    full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

         o    compliance with applicable laws and governmental rules and regulations;

         o    prompt internal reporting of violations of the Code to an
              appropriate person or persons identified in the Code; and

         o    accountability for adherence to the Code.

              Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.      COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS
         OF INTEREST

                                       10

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and
the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example,
Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" (as defined in the Investment Company Act)
of the Fund. The Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this
Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly) to the detriment of the Fund;

                                       11

         o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

         o    service or significant business relationships as a director on the board of any public or private company;

         o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of
              impropriety;

         o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

         o    a direct or indirect financial interest in commissions,
              transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
              Funds;

         o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the

                                       12

              Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

         o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable
              disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the
              Funds; and

         o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
              applicable laws, rules and regulations.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

         o    upon adoption of the Code (thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

         o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

         o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

         o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

         o    the General Counsel will take all appropriate action to
              investigate any potential violations reported to him;

---------------
(2)  Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       13

         o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

         o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

         o    if the directors/trustees/managing general partners who are not
              "interested persons" as defined by the Investment Company Act (the
              "Independent Directors/Trustees/Managing General Partners") of the
              relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures;
              notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

         o    the Independent Directors/Trustees/Managing General Partners of
              the relevant Fund will be responsible for granting waivers of this
              Code, as appropriate; and

         o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or
C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

                                       14

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       15

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-----------------------------

Date:
     ------------------------

                                       16

                                    EXHIBIT B

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       17

                                    EXHIBIT C

                                 GENERAL COUNSEL

                                   Barry Fink

                                       18

                                                                  EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Balanced Growth
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       19

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  March 19, 2004

                                                 /s/ Ronald E. Robison
                                                 Ronald E. Robison
                                                 Principal Executive Officer

                                       20

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley Balanced Growth
     Fund;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       21

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  March 19, 2004

                                               /s/ Francis Smith
                                               Francis Smith
                                               Principal Financial Officer

                                       22

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Balanced Growth Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended January 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: March 19, 2004                            /s/ Ronald E. Robison
                                                ---------------------------
                                                Ronald E. Robison
                                                Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Balanced Growth Fund and will be retained by Morgan
Stanley Balanced Growth Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

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                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Balanced Growth Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended January 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: March 19, 2004                             /s/ Francis Smith
                                                 ----------------------
                                                 Francis Smith
                                                 Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Balanced Growth Fund and will be retained by Morgan
Stanley Balanced Growth Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

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